Share-based awards - Summary of RSU and PSU Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	175,989
Granted (in shares)	52,960
Shares vested (in shares)	(59,192)
Forfeited (in shares)	(182)
Outstanding at end of period (in shares)	169,575	175,989
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)	$ 110.79
Granted (USD per share)	159.33
Shares vested (USD per share)	83.47
Forfeited (USD per share)	83.47
Outstanding at end of period (USD per share)	$ 135.50	$ 110.79
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	1 year 9 months 21 days	1 year 14 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	389,900
Granted (in shares)	23,238
Shares vested (in shares)	(30,607)
Forfeited (in shares)	(4,554)
Outstanding at end of period (in shares)	377,977	389,900
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)	$ 119.07
Granted (USD per share)	159.33
Shares vested (USD per share)	106.77
Forfeited (USD per share)	111.07
Outstanding at end of period (USD per share)	$ 122.64	$ 119.07
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	1 year 3 months 29 days	1 year 5 months 4 days